Financing receivables - Summary of Loans Receivable Reported within Loans Receivable or Investments in and Advances to Affiliated Companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,143,857	¥ 1,023,919
Carried at fair value	[1]	317,218	303,956
Total		1,461,075	1,327,875
Advances to affiliated companies
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 2,104	¥ 5,797
Carried at fair value
Total		¥ 2,104	¥ 5,797
Total
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		1,145,961	1,029,716
Carried at fair value	[1]	317,218	303,956
Total		1,463,179	1,333,672
Loans at banks [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 324,503	274,966
Carried at fair value			44	[1]
Total		¥ 324,503	275,010
Short-term secured margin loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 425,245	¥ 421,809
Carried at fair value
Total		¥ 425,245	¥ 421,809
Inter-bank money market loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		¥ 16,995	¥ 42,885
Carried at fair value
Total		¥ 16,995	¥ 42,885
Corporate loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost		377,114	284,259
Carried at fair value	[1]	317,218	303,912
Total		¥ 694,332	¥ 588,171

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.